Financial risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	$ 35,478	$ 4,560
Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	5
Net exposure in functional currency	$ 56,395	(63,943)
Variation of net loss	2,800	3,200
Foreign exchange risk | U.S. dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	41,148	(44,437)
Foreign exchange risk | U.S. dollars | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	209,336	63,615
Foreign exchange risk | U.S. dollars | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	4,967	377
Foreign exchange risk | U.S. dollars | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	(2,581)	(2,172)
Foreign exchange risk | U.S. dollars | Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure		(25,000)
Foreign exchange risk | U.S. dollars | Deferred consideration and contingent payments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	(6,413)	(8,501)
Foreign exchange risk | U.S. dollars | Warrant liability
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	(164,161)	(47,155)
Foreign exchange risk | U.S. dollars | Contract liability
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure		(25,601)
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	35,500	4,600
Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in other comprehensive income (loss)	$ 1,400	1,000
Percentage of increase in equity prices of the long-term investments	10
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	1
Decrease (increase) in finance costs due	$ 1,600	$ 0